Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Short-term Bank Borrowings

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Fixed-rate bank borrowings	473,000	558,000	80,152

Analyzed as:
Secured	180,000	180,000	25,855
Unsecured	293,000	378,000	54,297

	473,000	558,000	80,152

Range of Interest Rates of Bank Borrowings	Bank borrowings carried the following range of interest rates at the end of the respective reporting period:

	2018	2019
Fixed-rate bank borrowings	4.4%	4.4%